Fair Value Measurements (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
US Treasury and Government [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	$ 15	$ 15	$ 20
Total realized/unrealized gains (losses) included in Net income	0	0	(2)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	0	(3)
Purchases and issuances	0	0	0
Sales and settlements	0	0	0
Transfer into Level 3	0	0	0
Transfer out of Level 3	0	0	0
Financial assets, Ending Balance	15	15	15
States, municipalities and political subdivisions [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	24	20	15
Total realized/unrealized gains (losses) included in Net income	0	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	1	(1)
Purchases and issuances	9	0	10
Sales and settlements	(1)	0	0
Transfer into Level 3	0	3	0
Transfer out of Level 3	0	0	(4)
Financial assets, Ending Balance	32	24	20
Residential Mortgage Backed Securities [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	235	267	315
Total realized/unrealized gains (losses) included in Net income	(2)	4	4
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	(2)	3	21
Purchases and issuances	0	10	3
Sales and settlements	(32)	(27)	(47)
Transfer into Level 3	48	62	65
Transfer out of Level 3	(63)	(84)	(94)
Financial assets, Ending Balance	184	235	267
Commercial Mortgage Backed Securities [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	37	24	22
Total realized/unrealized gains (losses) included in Net income	(1)	(1)	(2)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	(1)	0	0
Purchases and issuances	0	0	0
Sales and settlements	(2)	0	0
Transfer into Level 3	4	14	4
Transfer out of Level 3	(1)	0	0
Financial assets, Ending Balance	36	37	24
Asset-backed Securities [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	175	62	233
Total realized/unrealized gains (losses) included in Net income	1	2	4
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	(5)	(2)	(3)
Purchases and issuances	184	88	9
Sales and settlements	(40)	(17)	(49)
Transfer into Level 3	28	65	9
Transfer out of Level 3	(10)	(23)	(141)
Financial assets, Ending Balance	333	175	62
All other corporate [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	484	292	212
Total realized/unrealized gains (losses) included in Net income	(4)	3	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	(9)	13	(16)
Purchases and issuances	147	88	107
Sales and settlements	(47)	(60)	(12)
Transfer into Level 3	9	151	2
Transfer out of Level 3	0	(3)	(1)
Financial assets, Ending Balance	580	484	292
Equity securities [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	47	8	18
Total realized/unrealized gains (losses) included in Net income	(3)	1	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	(6)	1	0
Purchases and issuances	51	31	25
Sales and settlements	0	0	0
Transfer into Level 3	0	12	0
Transfer out of Level 3	(6)	(6)	(35)
Financial assets, Ending Balance	$ 83	$ 47	$ 8